Offerings	Apr. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2020 Equity Incentive PlanCommon Stock, $0.0001 par value per share
Amount Registered | shares	2,111,564
Proposed Maximum Offering Price per Unit	0.28
Maximum Aggregate Offering Price	$ 591,237.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 90.52
Offering Note
(1)
In addition to the number of shares of the common stock, $0.0001 par value per share (“Common Stock”), of Spruce Biosciences, Inc. (the “Registrant”) stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant.

(2)
The Registrant does not have any fee offsets.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and
457(h) of the Securities Act. The “Proposed Maximum Offering Price per Unit” and “Maximum Aggregate Offering Price” are calculated using the average of the high and low prices of the Common Stock as reported on Nasdaq Capital Market on April 9, 2025.

(4)
Represents shares of Common Stock that were automatically added to the shares available for issuance under the 2020 Plan on January 1, 2025 pursuant to the automatic increase feature of such plan, which provides that the number of shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of ten years, commencing on January 1, 2021 and ending on (and including) January 1, 2030, in an amount equal to 5% of the total number of shares of Common Stock outstanding on December 31 of the preceding year; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of the Registrant’s Common Stock.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2020 Employee Stock Purchase PlanCommon Stock, $0.0001 par value per share
Amount Registered | shares	422,312
Proposed Maximum Offering Price per Unit	0.24
Maximum Aggregate Offering Price	$ 101,354.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 15.52
Offering Note
(1)
In addition to the number of shares of the common stock, $0.0001 par value per share (“Common Stock”), of Spruce Biosciences, Inc. (the “Registrant”) stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant.

(2)
The Registrant does not have any fee offsets.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act. The “Proposed Maximum Offering Price per Unit” and “Maximum Aggregate Offering Price” are calculated using the average of the high and low prices of the Common Stock as reported on Nasdaq Capital Market on April 9, 2025, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2020 ESPP.

(6)
Represents shares of Common Stock that were automatically added to the shares available for issuance under the 2020 ESPP on January 1, 2025 pursuant to the automatic increase feature of such plan, which provides that the number of shares reserved for issuance under the 2020 ESPP will automatically increase on January 1st of each year, for a period of ten years, commencing on January 1, 2021 and ending on (and including) January 1, 2030, in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year, and (ii) 441,280 shares of Common Stock; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of the Registrant’s Common Stock.